RELATED PARTY TRANSACTIONS (Details Narrative)			6 Months Ended
	Apr. 02, 2021 USD ($)	Apr. 02, 2021 CNY (¥)	Jun. 30, 2021 USD ($) Equipment	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CNY (¥) Equipment	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Equity investment ownership percentage			100.00%		100.00%
Rental income			$ 183,000	$ 211,000
Loan receivable from related party						$ 519,331
Due to related party			3,380,000
Fixed assets			18,599,830			10,851,899
Right-of-use asset			$ 926,689
Lease Agreement [Member]
Related Party Transaction [Line Items]
Lease description	On April 1, 2021, the Company entered into a lease agreement with a related company 100% owned by Mr. Lin for leasing of space for cryptocurrency mining machines which is located at Dongguan City for three years from April 1, 2021 to March 30, 2024.	On April 1, 2021, the Company entered into a lease agreement with a related company 100% owned by Mr. Lin for leasing of space for cryptocurrency mining machines which is located at Dongguan City for three years from April 1, 2021 to March 30, 2024.
Lease expiration date	Mar. 30, 2024	Mar. 30, 2024
Rent expenses	$ 1,438	¥ 9,350
Media Display Equipment [Member]
Related Party Transaction [Line Items]
Number of equipment lended | Equipment			5,160		5,160
Fixed assets			$ 1,200,000
Related Company Owned By Mr.Lin [Member]
Related Party Transaction [Line Items]
Due to related party			$ 3,098,000		¥ 20,000,000
Debt term			12 months
Debt maturity date			May 17, 2022
Ownership percentage			100.00%		100.00%
Debt interest rate			5.85%
Taoping New Media Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties			$ 100,000	200,000
Equity investment ownership percentage			5.00%		5.00%
Rental income				$ 30,000
Accounts payable - related party						69,585
Loan receivable from related party			$ 330,000			500,000
Repaid of loan receivable-related party			170,000
Due to related party						$ 140,000
Mr.Lin [Member]
Related Party Transaction [Line Items]
Due to related party			$ 279,000
Debt term			6 months
Debt maturity date			Nov. 09, 2021
Right-of-use asset			$ 44,831
Operating lease liability			44,831
Mr.Lin [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Rent expenses			$ 4,300